Label	Element	Value
Measure [Axis]: 3
Measure Name	ecd_MeasureName	Operating Expense
Measure [Axis]: 1
Measure Name	ecd_MeasureName	Revenue
Measure [Axis]: 2
Measure Name	ecd_MeasureName	Gross Margin